Fair Value Measurement - Marketable Security Contractual Maturities (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mature within one year	$ 97,438
Mature after one year through two years	146,197
Mature over two years	153,802
Fair Value	397,458
Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mature within one year	92,559
Mature after one year through two years	134,199
Mature over two years	46,556
Fair Value	273,314
Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mature within one year	0
Mature after one year through two years	2,000
Mature over two years	94,704
Fair Value	96,704
U.S. government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mature within one year	0
Mature after one year through two years	7,995
Mature over two years	12,176
Fair Value	20,171
Foreign government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mature within one year	2,877
Mature after one year through two years	0
Mature over two years	366
Fair Value	3,243
Municipal/provincial bonds and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mature within one year	2,002
Mature after one year through two years	2,003
Mature over two years	0
Fair Value	4,005
Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mature within one year	97,438
Mature after one year through two years	146,197
Mature over two years	153,802
Fair Value	397,437
Pending Purchases And Sales
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 21